Cash flow changes from financing activities (Tables)	12 Months Ended
Dec. 31, 2023
Cash Flow Changes From Financing Activities Tables [Abstract]
Schedule of changes in financing activities

Details of changes in financing activities for the year ended December 31, 2023 are as follows:

			Non-cash changes
	January 1, 2023	Cash flows	Conversion/ Other	Foreign exchange	Fair Value/ Amortization	December 31, 2023
Share capital	391,243	(1,193)	(244)	—	—	389,806
Lease liability	3,280	(571)	—	—	—	2,709
Credit facility	46,180	3,225	—	—	—	49,405
Debentures	38,266	(2,393)	(84)	18	976	36,783
Total	478,969	(932)	(328)	18	976	478,703

Details of changes in financing activities for the year ended December 31, 2022 are as follows:

			Non-cash changes
	January 1, 2022	Cash flows	Conversion/ Other	Foreign exchange	Fair Value/ Amortization	December 31, 2022
Share capital	392,628	(1,558)	173	—	—	391,243
Lease liability	3,948	(668)	—	—	—	3,280
Credit facility	44,983	1,197	—	—	—	46,180
Debentures	39,794	(2,050)	—	429	93	38,266
Total	481,353	(3,079)	173	429	93	478,969

Details of changes in financing activities for the year ended December 31, 2021 are as follows:

			Non-cash changes
	January 1, 2021	Cash flows	Conversion/ Other	Foreign exchange	Fair Value/ Amortization	December 31, 2021
Share capital	106,730	121,238	164,660	—	—	392,628
Lease liability	4,336	(660)	272	—	—	3,948
Credit facility	37,644	7,339	—	—	—	44,983
Debentures	40,658	(2,053)	(49)	(14)	1,252	39,794
Convertible debentures	8,751	—	(8,751)	—	—	—
Total	198,119	125,864	156,132	(14)	1,252	481,353